Income Taxes Dividends Paid Deduction (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Distributed paid to common stockholders	$ 123,100	$ 123,004	$ 123,119
Non-dividend distributions	(84,419)	(89,301)	(88,204)
Total dividends paid deduction attributable to earnings and profits	$ 38,681	$ 33,703	$ 34,915